SCHEDULE OF COMPONENTS OF (LOSS) INCOME BEFORE PROVISION FOR INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2022	Oct. 02, 2021	Oct. 01, 2022	Oct. 02, 2021	Jan. 01, 2022	Jan. 02, 2021
Income Tax Disclosure [Abstract]
Domestic					$ 14,413	$ (13,491)
Foreign					(6,612)	(2,251)
Income (Loss) Before Benefit from Income Tax	$ 1,094	$ 8,844	$ (3,491)	$ 14,975	$ 7,801	$ (15,742)